Lease Exit Costs and Properties Held for Sale - Schedule of Assets and Liabilities Held for Sale (Details) - Held-for-sale - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017
Assets held for sale:
Beginning balance	$ 3.1	$ 4.6
Transfers in	295.5	7.9
Disposals	(268.7)	(9.4)
Ending balance	29.9	3.1
Liabilities held for sale:
Beginning balance	15.4	27.1
Transfers in	0.0	1.9
Disposals	(4.9)	(13.6)
Ending balance	$ 10.5	$ 15.4